Share capital (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2022	Mar. 31, 2019	Jun. 30, 2021
Private Placements [Member]
Statement [Line Items]
Warrants issued	3,878,789	2,500,000	2,018,348
Warrant value		$ 200,000	$ 330,277
Exercise price or warrants	$ 2.00	$ 8.00	$ 2.50
Common stock shares issued	193,939
Common stock exercise price	$ 2.06
Warrants of additional paid in capital	$ 1,877,608
Stock Option [Member]
Statement [Line Items]
Options available for granting	8,572,000
Shares issuable upon exercise of warrants, maximum	15,000,000
Percentage of issued and outstanding shares issuable maximum to one individual	15.00%